Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,579	$ 1,034
Prepaid expenses and other current assets, allowance	713	605
Available for sale securities non current	130,539	135,777
Accounts payable, consolidated variable interest entity without recourse	79,890	105,174
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	800,716	738,409
Income taxes payable, consolidated variable interest entity without recourse	114,618	89,920
Amounts due to related parties, consolidated variable interest entity without recourse	405	551
Deferred revenue, consolidated variable interest entity without recourse	1,951,555	1,775,102
Operating Lease Liability-current, consolidated variable interest entity without recourse	251,600	196,936
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	13,956	19,188
Unsecured senior notes non current, consolidated variable interest entities without recourse	0	0
Operating Lease Liability non current consolidated variable interest entity without recourse	$ 529,550	$ 443,117
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,714,218,870	1,714,218,870
Common stock, shares outstanding	1,580,288,613	1,647,514,863